Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Guarantees
Maturity less than 1 year	SFr 29,155	SFr 26,729
Maturity between 1 to 3 years	7,183	10,025
Maturity between 3 to 5 years	2,666	2,792
Maturity greater than 5 years	1,933	1,865
Total gross amount	40,937	41,411
Total net amount	39,909	40,230
Carrying value	1,033	506
Collateral received	9,070	8,448
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,228	1,817
Maturity between 1 to 3 years	439	520
Maturity between 3 to 5 years	218	314
Maturity greater than 5 years	398	435
Total gross amount	3,283	3,086
Total net amount	3,194	2,837
Carrying value	14	12
Collateral received	1,748	1,603
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,008	4,931
Maturity between 1 to 3 years	1,344	1,639
Maturity between 3 to 5 years	552	373
Maturity greater than 5 years	240	200
Total gross amount	7,144	7,143
Total net amount	6,278	6,216
Carrying value	44	44
Collateral received	3,153	3,012
Derivatives
Guarantees
Maturity less than 1 year	17,594	15,520
Maturity between 1 to 3 years	3,995	6,860
Maturity between 3 to 5 years	1,256	1,397
Maturity greater than 5 years	778	727
Total gross amount	23,623	24,504
Total net amount	23,623	24,504
Carrying value	919	403
Other guarantees
Guarantees
Maturity less than 1 year	4,325	4,461
Maturity between 1 to 3 years	1,405	1,006
Maturity between 3 to 5 years	640	708
Maturity greater than 5 years	517	503
Total gross amount	6,887	6,678
Total net amount	6,814	6,673
Carrying value	56	47
Collateral received	4,169	3,833
Bank
Guarantees
Maturity less than 1 year	29,156	26,732
Maturity between 1 to 3 years	7,183	10,025
Maturity between 3 to 5 years	2,666	2,792
Maturity greater than 5 years	1,937	1,865
Total gross amount	40,942	41,414
Total net amount	39,914	40,233
Carrying value	1,033	506
Collateral received	9,074	8,448
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,229	1,820
Maturity between 1 to 3 years	439	520
Maturity between 3 to 5 years	218	314
Maturity greater than 5 years	402	435
Total gross amount	3,288	3,089
Total net amount	3,199	2,840
Carrying value	14	12
Collateral received	1,752	1,603
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,008	4,931
Maturity between 1 to 3 years	1,344	1,639
Maturity between 3 to 5 years	552	373
Maturity greater than 5 years	240	200
Total gross amount	7,144	7,143
Total net amount	6,278	6,216
Carrying value	44	44
Collateral received	3,153	3,012
Bank | Derivatives
Guarantees
Maturity less than 1 year	17,594	15,520
Maturity between 1 to 3 years	3,995	6,860
Maturity between 3 to 5 years	1,256	1,397
Maturity greater than 5 years	778	727
Total gross amount	23,623	24,504
Total net amount	23,623	24,504
Carrying value	919	403
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,325	4,461
Maturity between 1 to 3 years	1,405	1,006
Maturity between 3 to 5 years	640	708
Maturity greater than 5 years	517	503
Total gross amount	6,887	6,678
Total net amount	6,814	6,673
Carrying value	56	47
Collateral received	SFr 4,169	SFr 3,833